Derivatives and Hedging	12 Months Ended
Dec. 31, 2012
Derivatives and Hedging [Abstract]
Derivatives and Hedging
7.  Derivatives and Hedging

The Partnerships' objective is to profit from speculative trading in Futures Interests. Therefore, the trading advisors for each Partnership will take speculative positions in Futures Interests where they feel the best profit opportunities exist for their trading strategy. As such, the average number of contracts outstanding in absolute quantity (the total of the open long and open short positions) has been presented as a part of the volume disclosure, as position direction is not an indicative factor in such volume disclosures. With regard to foreign currency forward trades, each notional quantity amount has been converted to an equivalent contract based upon an industry convention.

The following tables summarize the valuation of each Partnership's investments as of December 31, 2012 and 2011

Spectrum Currency

The Effect of Trading Activities on the Statements of Financial Condition as of December 31, 2012 and 2011:

December 31, 2012

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Foreign currency	47,414	(41,869)	58,435	(22,608)	41,372	1,498
Total	47,414	(41,869)	58,435	(22,608)	41,372
Unrealized currency gain					1,833
Total net unrealized gain on open contracts					43,205

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	–	1
Options written	–	1

December 31, 2011

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Foreign currency	34,016	(124,363)	4,823	(38,337)	(123,861)	4,996
Total	34,016	(124,363)	4,823	(38,337)	(123,861)
Unrealized currency gain					35,474
Total net unrealized loss on open contracts					(88,387)

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	1,534	1
Options written	–	1

Spectrum Global Balanced

The Effect of Trading Activities on the Statements of Financial Condition as of December 31, 2012 and 2011:

December 31, 2012

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	15,953	(74,679)	34,996	(23,285)	(47,015)	195
Equity	51,479	(8,381)	15,186	(15,625)	42,659	46
Foreign currency	125,101	(46,320)	53,721	(28,930)	103,572	892
Interest rate	44,541	(18,952)	–	(19,479)	6,110	405
Total	237,074	(148,332)	103,903	(87,319)	105,326
Unrealized currency gain					876,453
Total net unrealized gain on open contracts					981,779

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	–	1
Options written	(22,859)	14

December 31, 2011

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	26,687	(42,619)	281,332	(69,359)	196,041	233
Equity	10,832	(5,231)	3,176	(1,161)	7,616	39
Foreign currency	22,399	(18,270)	54,621	(21,149)	37,601	1,920
Interest rate	72,718	(4,626)	21,080	(4,515)	84,657	277
Total	132,636	(70,746)	360,209	(96,184)	325,915
Unrealized currency gain					894,862
Total net unrealized gain on open contracts					1,220,777

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	814	1
Options written	–	1

Spectrum Select

The Effect of Trading Activities on the Statements of Financial Condition as of December 31, 2012 and 2011:

December 31, 2012

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	763,693	(1,021,268)	1,051,860	(1,134,848)	(340,563)	4,025
Equity	1,842,840	(517,175)	–	(36,283)	1,289,382	1,915
Foreign currency	1,878,922	(1,022,609)	2,196,364	(253,560)	2,799,117	5,689
Interest rate	759,302	(607,381)	3,225	(147,863)	7,283	9,810
Total	5,244,757	(3,168,433)	3,251,449	(1,572,554)	3,755,219
Unrealized currency loss					(1,203,865)
Total net unrealized gain on open contracts					2,551,354

December 31, 2011

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	418,029	(822,942)	4,381,649	(2,417,431)	1,559,305	4,077
Equity	307,762	(7,656)	94,660	(143,961)	250,805	1,386
Foreign currency	739,841	(106,865)	2,115,906	(300,292)	2,448,590	7,744
Interest rate	3,538,706	(109,261)	139,283	(121,941)	3,446,787	7,073
Total	5,004,338	(1,046,724)	6,731,498	(2,983,625)	7,705,487
Unrealized currency loss					(1,303,588)
Total net unrealized gain on open contracts					6,401,899

Spectrum Strategic

The Effect of Trading Activities on the Statements of Financial Condition as of December 31, 2012 and 2011:

December 31, 2012

The Partnership held no futures or forward contracts; therefore, there were no net unrealized gains or losses on futures or forward contracts.

December 31, 2011

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain (Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	—	—	—	—	—	752
Equity	—	—	—	—	—	328
Foreign currency	—	—	—	—	—	6,514
Interest rate	—	—	—	—	—	2,260
Total	—	—	—	—	—
Unrealized currency gain (loss)					—
Total net unrealized gain (loss) on open contracts					—

Spectrum Technical

The Effect of Trading Activities on the Statements of Financial Condition as of December 31, 2012 and 2011:

December 31, 2012

Futures and Forward Contracts	Long Unrealized Gain		Long Unrealized Loss		Short Unrealized Gain		Short Unrealized Loss		Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$		$		$		$			$
Commodity		503,509		(759,234)		451,092		(401,945)	(206,578)		1,895
Equity		1,289,387		(324,377)		33		(9,417)	955,626		1,525
Foreign currency		751,769		(682,406)		1,511,142		(188,174)	1,392,331		4,077
Interest rate		845,015		(522,310)		4,461		(26,938)	300,228		6,112
Total		3,389,680		(2,288,327)		1,966,728		(626,474)	2,441,607
Unrealized currency loss									(3,483,151)
Total net unrealized loss on open contracts									(1,041,544)

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	–	6
Options written	–	6

December 31, 2011

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	461,717	(267,888)	2,598,439	(1,871,409)	920,859	2,650
Equity	123,510	(5,714)	458,154	(107,670)	468,280	1,700
Foreign currency	456,046	(117,644)	1,480,181	(262,174)	1,556,409	10,673
Interest rate	3,295,555	(360,727)	5,324	(13,300)	2,926,852	7,484
Total	4,336,828	(751,973)	4,542,098	(2,254,553)	5,872,400
Unrealized currency gain					2,893,771
Total net unrealized gain on open contracts					8,766,171

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	1,507	7
Options written	(3,460)	7

The following tables summarize the net trading results of each Partnership for the years ended December 31, 2012, 2011, and 2010, respectively.

Spectrum Currency

The Effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010, in Total Trading Results:

	December 31,
	2012	2011	2010
Type of Instrument	$	$	$
Commodity	(2,081,165)	–	–
Foreign currency	174,080	(1,647,809)	808,671
Unrealized currency gain (loss)	(33,641)	(46,233)	29,966
Total	(1,940,726)	(1,694,042)	838,637

Line Items on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010:

	December 31,
	2012	2011	2010
Trading Results	$	$	$
Net realized	(199,068)	(483,261)	(745,965)
Net change in unrealized	133,331	(1,210,781)	1,584,602
Realized loss on investment in KR Master Fund	(488,412)	–	–
Realized loss on investment in FL Master Fund	(2,033,985)	–	–
Realized loss on investment in Cambridge Master Fund	(44,139)	–	–
Unrealized appreciation on investment in FL Master Fund	514,630	–	–
Unrealized appreciation on investment in KR Master Fund	52,939	–	–
Unrealized appreciation on investment in Cambridge Master Fund	123,978	–	–
Total	(1,940,726)	(1,694,042)	838,637

Spectrum Global Balanced

The Effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010, included in Total Trading Results:

	December 31,
	2012	2011	2010
Type of Instrument	$	$	$
Commodity	(261,829)	(864,562)	176,977
Equity	224,150	(965,779)	(119,010)
Foreign currency	171,401	(735,607)	1,416,646
Interest rate	6,538	1,137,203	2,032,378
Unrealized currency loss	(18,409)	(61,781)	(34,349)
Proceeds from Litigation	–	–	29,602
Total	121,851	(1,490,526)	3,502,244

Line Items on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010:

	December 31,
	2012	2011	2010
Trading Results	$	$	$
Net realized	370,013	(1,151,478)	3,283,491
Net change in unrealized	(248,162)	(339,048)	189,151
Proceeds from Litigation	–	–	29,602
Total	121,851	(1,490,526)	3,502,244

Spectrum Select

The Effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010, included in Total Trading Results:

	December 31,
	2012	2011	2010
Type of Instrument	$	$	$
Commodity	(12,872,729)	(17,215,862)	10,078,791
Equity	6,993,095	(27,174,382)	(14,372,116)
Foreign currency	(2,206,555)	(11,400,426)	13,050,193
Interest rate	1,388,041	19,104,345	24,513,376
Unrealized currency gain (loss)	99,725	(567,763)	31,129
Proceeds from Litigation	–	–	337,120
Total	(6,598,423)	(37,254,088)	33,638,493

Line Items on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010:

	December 31,
	2012	2011	2010
Trading Results	$	$	$
Net realized	(2,747,878)	(23,852,820)	25,513,507
Net change in unrealized	(3,850,545)	(13,401,268)	7,787,866
Proceeds from Litigation	–	–	337,120
Total	(6,598,423)	(37,254,088)	33,638,493

Spectrum Strategic

The Effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010, included in Total Trading Results:

	December 31,
	2012	2011	2010
Type of Instrument	$	$	$
Commodity	(1,374,285)	(18,052,648)	27,847,302
Equity	(3,098,127)	(2,778,840)	1,553,897
Foreign currency	(39,186)	(14,779,073)	1,814,321
Interest rate	2,280,070	7,707,782	5,580,325
Unrealized currency gain (loss)	–	(86,013)	47,508
Proceeds from Litigation	–	–	220,755
Total	(2,231,528)	(27,988,792)	37,064,108

Line Items on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010:

	December 31,
	2012	2011	2010
Trading Results	$	$	$
Net realized	–	2,750,625	11,512,792
Net change in unrealized	–	(8,555,065)	7,129,344
Realized gain (loss) on investment in BHM I, LLC	(429,295)	(958,118)	1,679,125
Realized loss on investment in PGR Master Fund	(25,751)	–	–
Realized gain on investment in MB Master Fund	3,838	–	–
Unrealized appreciation (depreciation) on investment in BHM I, LLC	(687,951)	(21,346,446)	16,522,092
Unrealized appreciation (depreciation) on investment in PGR Master Fund	(1,252,834)	240,600	–
Unrealized appreciation (depreciation) on investment in MB Master Fund	160,465	(120,388)	–
Proceeds from Litigation	–	–	220,755
Total Trading Results	(2,231,528)	(27,988,792)	37,064,108

Spectrum Technical

The Effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010, included in Total Trading Results:

	December 31,
	2012	2011	2010
Type of Instrument	$	$	$
Commodity	7,806,061	(13,197,401)	5,109,902
Equity	(58,323,819)	(16,512,047)	(8,075,989)
Foreign currency	(30,995,834)	(3,771,234)	8,722,783
Interest rate	68,102,911	33,707,895	34,568,150
Unrealized currency gain (loss)	(6,376,922)	87,382	(596,713)
Proceeds from Litigation	–	10,951	164,828
Total	(19,787,603)	325,546	39,892,961

Line Items on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010:

	2012	2011	2010
Trading Results	$	$	$
Net realized	(6,219,265)	11,402,800	29,840,644
Net change in unrealized	(9,809,697)	(11,820,187)	9,887,489
Realized gain (loss) on investment in Blackwater Master Fund	(4,657,167)	167,699	–
Unrealized appreciation on Investment in Blackwater Master Fund	898,526	564,283	–
Proceeds from Litigation	–	10,951	164,828
Total Trading Results	(19,787,603)	325,546	39,892,961